Properties. Plant and equipment	12 Months Ended
Dec. 31, 2017
Properties. Plant and Equipment [Abstract]
PROPERTIES. PLANT AND EQUIPMENT

20.	PROPERTIES. PLANT AND EQUIPMENT

	Plant	Machinery	Office equipment	Motor vehicles	Furniture and fixtures	Leasehold improvements-factories and offices	Leasehold improvements-shops	Distributor shops’ furniture and fixtures	Total

COST
At January 1, 2016	30,479,750	1,040,458	130,975	130,681	156,349	750,464	3,920,325	3,203,483	39,812,485
Additions	-	27,637	14,495	-	317	141,271	-	-	183,720
Disposals	-	(142,425)	(2,397)	-	(699)	-	(3,416,591)	(2,998,722)	(6,560,834)
Translation adjustment	(1,948,208)	(66,504)	(8,372)	(8,353)	(9,994)	(47,968)	(250,580)	(204,761)	(2,544,740)
At December 31, 2016	28,531,542	859,166	134,701	122,328	145,973	843,767	253,154	-	30,890,631
Additions	965,792	15,893	-	-	-	-	-	-	981,685
Disposals	-	-	(12,490)	(43,215)	(1,836)	-	-	-	(57,541)
Translation adjustment	1,758,824	52,963	8,304	7,541	8,999	52,014	15,606	-	1,904,251
At December 31, 2017	31,256,158	928,022	130,515	86,654	153,136	895,781	268,760	-	33,719,026

DEPRECIATION
At January 1, 2016	(1,199,268)	(765,500)	(75,573)	(111,127)	(134,786)	(358,958)	(3,920,325)	(2,710,227)	(9,275,764)
Provided for the year	(1,283,919)	(69,007)	(20,528)	(5,867)	(10,812)	(99,622)	-	(374,763)	(1,864,518)
Eliminated upon disposal of assets	-	85,455	1,351	-	357	-	3,416,591	2,911,757	6,415,511
Translation adjustment	76,655	48,929	4,830	7,103	8,615	22,944	250,580	173,233	592,889
At December 31, 2016	(2,406,532)	(700,123)	(89,920)	(109,891)	(136,626)	(435,636)	(253,154)	-	(4,131,882)
Provided for the year	(1,377,553)	(48,120)	(14,495)	(174)	(3,202)	(114,764)	-	-	(1,558,308)
Eliminated upon disposal of assets	-	-	10,071	38,893	1,432	-	-	-	50,396
Translation adjustment	(148,350)	(43,159)	(5,543)	(6,774)	(8,422)	(26,855)	(15,606)	-	(254,709)
At December 31, 2017	(3,932,435)	(791,402)	(99,887)	(77,946)	(146,818)	(577,255)	(268,760)	-	(5,894,503)

CARRYING AMOUNT
At December 31, 2016	26,125,010	159,043	44,781	12,437	9,347	408,131	-	-	26,758,749
At December 31, 2017	27,323,723	136,620	30,628	8,708	6,318	318,526	-	-	27,824,523

Net exchange differences from translating the financial statements from functional currency to presentation currency were $(1,649,540) and $(1,669,507) as at December 31, 2017 and 2016.

Depreciation expense for the years ended December 31, 2017, 2016 and 2015 were $1,510,213, $1,942,735, and $2,015,437, respectively. There was no impairment loss charged for the periods presented.

Depreciation is provided on straight-line basis for all property, plant and equipment over their estimated useful lives of the assets as follows:

	Useful life	Residual Value
Plant	20 years	10%
Machinery	5 years	10%
Office equipment	5 years	10%
Motor vehicles	5 years	10%
Furniture and fixtures	5 years	10%
Leasehold improvements-factories and offices	Shorter of estimated useful life of 5 years or lease term	10%
Leasehold improvements-shops	Shorter of estimated useful life of 5 years or lease term	Nil
Distributor shops’ furniture and fixtures	1.5 years	Nil

Plant includes buildings owned by Anhui Kaixin built on the following land:

Location	Description	Gross area (m2)
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Dormitory	8,573
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Factory	22,292

The buildings were pledged as security for the outstanding bank loans as set forth in note 31.

The gross carrying amount of the fully depreciated property, plant and equipment that is still in use is $38,851 and $32,803 as at December 31, 2017 and 2016, respectively.

In 2012, the Company performed a revaluation of certain equipment. The revaluation was performed by an independent appraiser on November 10, 2012 and, as a result of the revaluation, the Company recognized a revaluation surplus in the amount of 184,272. The amount is classified as revaluation reserve. Since the surplus has not been realized, the amount recognized is not available for distribution. There was no movement in the revaluation reserve during 2017 and 2016. The carrying amount that would have been recognized had the assets been carried under the cost model is as follows:

	As at December 31,
	2017	2016
Machinery	95,826	141,075
Motor Vehicles	35	33
Office Equipment	2,661	3,202
Furniture and fixtures	739	1,844
	99,261	146,154